Nashville Flood (Tables)	12 Months Ended
Dec. 31, 2012
Casualty Loss

Casualty loss in the accompanying consolidated statements of operations for the year ended December 31, 2010 was comprised of the following (in thousands):

	Hospitality	Opry and Attractions	Corporate and Other	Insurance Proceeds	Total

Site remediation	$15,586	$2,895	$913	$—	$19,394
Impairment of property and equipment	30,470	7,366	7,134	—	44,970
Other asset write-offs	1,811	1,098	—	—	2,909
Non-capitalized repairs of buildings and equipment	1,649	2,932	239	—	4,820
Continuing costs during shut-down period	15,644	3,023	779	—	19,446
Other	169	93	520	—	782
Insurance proceeds	—	—	—	(50,000)	(50,000)

Net casualty loss	$65,329	$17,407	$9,585	$(50,000)	$42,321